Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	General Counsel
Minneapolis, MN 55402	Direct Line: (612) 303-7987
Email: richard.ertel@usbank.com

April 30, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Mount Vernon Securities Lending Trust
File No. 811-21824

Ladies and Gentlemen:

Post-Effective Amendment No. 11 under the Investment Company Act of 1940, as amended, to the registration statement of Mount Vernon Securities Lending Trust (the “Registrant”) on Form N-1A is submitted electronically via EDGAR to become effective immediately upon filing. The purpose of this filing is to make the annual update for the Registrant’s existing series.

If you have any questions or comments about this filing, please contact me at 612-303-7987.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel